Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred A-1 shares	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings
Balance at Dec. 31, 2014	$ 19,351	$ 32	$ 22	$ 12,770	$ (146)	$ 6,673
Balance, shares at Dec. 31, 2014		1,927,140	8,973,224
Conversion of preferred shares		$ (32)	$ 32
Conversion of preferred shares, shares		(1,927,140)	12,628,741
Issuance of ordinary shares in a secondary offering, net of issuance costs	73,519		$ 21	73,498
Issuance of ordinary shares in a secondary offering, net of issuance costs, shares			8,165,000
Exercise of options	421		$ 1	420
Exercise of options, shares			528,984
Share-based compensation	2,383			2,383
Warrants to customers
Other comprehensive income/loss	(137)				(137)
Net income (loss)	4,725					4,725
Balance at Dec. 31, 2015	100,262		$ 76	89,071	(283)	11,398
Balance, shares at Dec. 31, 2015			30,295,949
Exercise of options	960		$ 2	958
Exercise of options, shares			693,924
Share-based compensation	2,993			2,993
Tax benefit related to exercise of stock options	71			71
Warrants to customers	1,873			1,873
Other comprehensive income/loss	201				201
Net income (loss)	828					828
Balance at Dec. 31, 2016	107,188		$ 78	94,966	(82)	12,226
Balance, shares at Dec. 31, 2016			30,989,873
Issuance of ordinary shares in a secondary offering, net of issuance costs	35,077		$ 6	35,071
Issuance of ordinary shares in a secondary offering, net of issuance costs, shares			2,300,000
Exercise of options	2,760		$ 2	2,758
Exercise of options, shares			834,350
Share-based compensation	4,411			4,411
Cumulative effect of a change in accounting principle related to stock-based compensation				69		(69)
Warrants to customers	2,895			2,895
Other comprehensive income/loss	383				383
Net income (loss)	(2,015)					(2,015)
Balance at Dec. 31, 2017	$ 150,699		$ 86	$ 140,170	$ 301	$ 10,142
Balance, shares at Dec. 31, 2017			34,124,223